Summary of Significant Accounting Policies (Details) - Schedule of company determined that it has the following operating segments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Scope of Service	Business Activities
Distribution Business [Member]
Segment Reporting Information [Line Items]
Scope of Service		Insurance Brokerage Service
Business Activities	– Facilitating the placement of insurance to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from insurance companies.	– Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Service		Asset Management Service
Business Activities	– Providing access to financial products and services to licensed brokers. – Providing operational support for the submission and processing of product applications. – Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc. – Providing training resources and materials. – Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services.	– Providing access to financial products and services to licensed brokers.
Platform Business Two [Member]
Segment Reporting Information [Line Items]
Business Activities	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.	– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
Platform Business Three [Member]
Segment Reporting Information [Line Items]
Business Activities	– Solicitation of real estate sales for the developers, in exchange for commissions.	– Providing training resources and materials.
Fintech Business [Member]
Segment Reporting Information [Line Items]
Scope of Service		Investment holding
Business Activities	Managing an ensemble of fintech investments.	– Managing an ensemble of fintech investments
Healthcare Business [Member]
Segment Reporting Information [Line Items]
Scope of Service		Investment holding
Business Activities	Managing an ensemble of healthcare–related investments.	– Managing an ensemble of healthcare-related investments